Capital Stock - Narrative (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock authorized (in shares)	300,000,000
Preferred stock authorized (in shares)	30,000,000
Common stock reserved for exercise and future grants of restricted stock (in shares)	10,715,939	7,720,815	8,824,943
Common stock held in revocable trust (in shares)	489,260	488,714	487,900
Cumulative Preferred Stock
Class of Stock [Line Items]
Preferred stock authorized (in shares)	3,000,000
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock authorized (in shares)	1,000,000
2006 Employee Plan
Class of Stock [Line Items]
Common shares issuable or transferable (in shares)	23,700,000